INTANGIBLE ASSETS AND BUSINESS COMBINATION (Details) (USD $)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 7,007,485	$ 6,975,675	$ 5,631,930
Finite-Lived Intangible Assets, Accumulated Amortization	3,783,640	1,772,183	1,377,348
Finite-Lived Intangible Assets, Net, Total	3,223,845	3,701,144	4,254,582
Sales or Marketing Agreement [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life	1 year 2 months 12 days	1 year 6 months	2 years 6 months
Finite-Lived Intangible Assets, Gross	4,796,178	4,796,178	4,796,178
Finite-Lived Intangible Assets, Accumulated Amortization	3,099,033	2,754,696	1,377,348
Finite-Lived Intangible Assets, Net, Total	1,697,145	2,041,482	3,418,830
Web Site Development Costs [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life	2 years 2 months 12 days	2 years 4 months 24 days
Finite-Lived Intangible Assets, Gross	1,527,307	1,527,307
Finite-Lived Intangible Assets, Accumulated Amortization	422,111	294,839
Finite-Lived Intangible Assets, Net, Total	1,105,196	1,232,468
Web Site Development Costs not placed in service [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life			3 years
Finite-Lived Intangible Assets, Gross			835,752
Finite-Lived Intangible Assets, Accumulated Amortization			0
Finite-Lived Intangible Assets, Net, Total			835,752
Web Platform or Customer List Reach Factor Acquisition [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life	2 years 3 months 18 days	2 years 6 months
Finite-Lived Intangible Assets, Gross	600,000	600,000
Finite-Lived Intangible Assets, Accumulated Amortization	262,496	224,996
Finite-Lived Intangible Assets, Net, Total	337,504	375,004
Software Development Cost Not Placed in Service [Member]
Indefinite-lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life	3 years	3 years
Finite-Lived Intangible Assets, Gross	84,000	52,190
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Finite-Lived Intangible Assets, Net, Total	$ 84,000	$ 52,190